Schedule of Borrowings (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Short-term borrowings			$ 129,157
Current portion of long-term bank borrowings	$ 51,327	66,193	91,664
Total current borrowings	51,327	66,193	220,821
Long-term bank borrowings		17,949	117,563
Total non-current borrowings		$ 17,949	$ 117,563